Unaudited Condensed Statements of Changes in Shareholders’ Equity - USD ($)	Brilliant Acquisition Corp Accumulated Deficit	Brilliant Acquisition Corp Ordinary Shares	Brilliant Acquisition Corp	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Sep. 30, 2019					$ 23,049	$ 141,057	$ (1,457,751)		$ (1,293,645)
Balance (in Shares) at Sep. 30, 2019					230,485,100
Net loss							(100,562)		(100,562)
Balance at Sep. 30, 2020					$ 23,049	141,057	(1,558,313)		(1,394,207)
Balance (in Shares) at Sep. 30, 2020					230,485,100
Balance at Dec. 31, 2019	$ (20,664)	$ 25,000	$ 4,336
Balance (in Shares) at Dec. 31, 2019		1,150,000
Sale of 4,600,000 Units, net of underwriting discounts and offering expenses		$ 43,930,846	43,930,846
Sale of 4,600,000 Units, net of underwriting discounts and offering expenses (in Shares)		4,600,000
Sale of 261,000 Private Units		$ 2,610,000	2,610,000
Sale of 261,000 Private Units (in Shares)		261,000
Issuance of Representative Shares		$ 2,210	2,210
Issuance of Representative Shares (in Shares)		100,000
Ordinary shares subject to possible redemption	(3,387,079)	$ (42,612,921)	(46,000,000)
Ordinary shares subject to possible redemption (in Shares)		(4,600,000)
Excess of cash received over fair value of private warrants		$ (74,847)	(74,847)
Excess of cash received over fair value of private warrants (in Shares)
Net loss	(317,737)		(317,737)
Balance at Dec. 31, 2020	(3,725,480)	$ 3,880,288	154,808		$ 23,049	141,057	(1,611,908)		(1,447,802)
Balance (in Shares) at Dec. 31, 2020		1,511,000			230,485,100
Balance at Sep. 30, 2020					$ 23,049	141,057	(1,558,313)		(1,394,207)
Balance (in Shares) at Sep. 30, 2020					230,485,100
Net loss							(53,595)		(53,595)
Balance at Dec. 31, 2020	(3,725,480)	$ 3,880,288	154,808		$ 23,049	141,057	(1,611,908)		(1,447,802)
Balance (in Shares) at Dec. 31, 2020		1,511,000			230,485,100
Balance at Sep. 30, 2020					$ 23,049	141,057	(1,558,313)		(1,394,207)
Balance (in Shares) at Sep. 30, 2020					230,485,100
Net loss									(53,546)
Balance at Mar. 31, 2021	(3,745,853)	$ 3,880,288	134,435		$ 23,049	141,057	(1,611,859)		(1,447,753)
Balance (in Shares) at Mar. 31, 2021		1,511,000			230,485,100
Balance at Sep. 30, 2020					$ 23,049	141,057	(1,558,313)		(1,394,207)
Balance (in Shares) at Sep. 30, 2020					230,485,100
Common stock issued in connection with acquisition					$ 10,010	14,003,990			14,014,000
Common stock issued in connection with acquisition (in Shares)					100,100,000
Common stock issued for redeemable preferred stock conversion and related dividend					$ 144	287,710			287,854
Common stock issued for redeemable preferred stock conversion and related dividend (in Shares)					1,439,271
Stock-based compensation						42,082			42,082
Net loss							(936,846)		(936,846)
Foreign currency translation adjustment								8,440	8,440
Balance at Sep. 30, 2021					$ 33,203	14,474,839	(2,495,159)	8,440	12,021,323
Balance (in Shares) at Sep. 30, 2021					332,024,371
Balance at Dec. 31, 2020	(3,725,480)	$ 3,880,288	154,808		$ 23,049	141,057	(1,611,908)		(1,447,802)
Balance (in Shares) at Dec. 31, 2020		1,511,000			230,485,100
Net loss	(20,373)		(20,373)				49		49
Balance at Mar. 31, 2021	(3,745,853)	$ 3,880,288	134,435		$ 23,049	141,057	(1,611,859)		(1,447,753)
Balance (in Shares) at Mar. 31, 2021		1,511,000			230,485,100
Balance at Dec. 31, 2020	(3,725,480)	$ 3,880,288	154,808		$ 23,049	141,057	(1,611,908)		(1,447,802)
Balance (in Shares) at Dec. 31, 2020		1,511,000			230,485,100
Changes in value of ordinary shares subject to redemption	(7,687)		(7,687)
Net loss	(599,127)		(599,127)
Reclassification of temporary equity	(1,380,000)		(1,380,000)
Balance at Dec. 31, 2021	(5,712,294)	$ 3,880,288	(1,832,006)		$ 35,203	18,591,954	(4,439,998)	6,213	14,193,372
Balance (in Shares) at Dec. 31, 2021		1,511,000			352,024,371
Balance at Sep. 30, 2021					$ 33,203	14,474,839	(2,495,159)	8,440	12,021,323
Balance (in Shares) at Sep. 30, 2021					332,024,371
Adjustment for asset acquisition						(2,861,631)			(2,861,631)
Common stock issued in connection with cost method investment					$ 2,000	6,600,000			6,602,000
Common stock issued in connection with cost method investment (in Shares)					20,000,000
Stock-based compensation						378,746			378,746
Net loss							(1,944,839)		(1,944,839)
Foreign currency translation adjustment								(2,227)	(2,227)
Balance at Dec. 31, 2021	(5,712,294)	$ 3,880,288	(1,832,006)		$ 35,203	18,591,954	(4,439,998)	6,213	14,193,372
Balance (in Shares) at Dec. 31, 2021		1,511,000			352,024,371
Balance at Sep. 30, 2021					$ 33,203	14,474,839	(2,495,159)	8,440	12,021,323
Balance (in Shares) at Sep. 30, 2021					332,024,371
Net loss									(3,871,453)
Balance at Mar. 31, 2022	(6,811,118)	$ 3,880,288	(2,930,830)		$ 36,718	24,127,298	(6,366,612)	19,427	17,816,831
Balance (in Shares) at Mar. 31, 2022		1,511,000			367,175,886
Balance at Dec. 31, 2021	(5,712,294)	$ 3,880,288	(1,832,006)		$ 35,203	18,591,954	(4,439,998)	6,213	14,193,372
Balance (in Shares) at Dec. 31, 2021		1,511,000			352,024,371
Stock options issued for the purchase of an intangible asset						11,237			11,237
Common stock issued in connection with cost method investment					$ 1,515	4,998,485			5,000,000
Common stock issued in connection with cost method investment (in Shares)					15,151,515
Stock-based compensation						525,622			525,622
Change in value of ordinary shares subject to possible redemption	(3,948)		(3,948)
Net loss	(460,282)		(460,282)				(1,926,614)		(1,926,614)
Reclassification of temporary equity	(634,594)		(634,594)
Foreign currency translation adjustment								13,214	13,214
Balance at Mar. 31, 2022	$ (6,811,118)	$ 3,880,288	$ (2,930,830)		$ 36,718	$ 24,127,298	$ (6,366,612)	$ 19,427	$ 17,816,831
Balance (in Shares) at Mar. 31, 2022		1,511,000			367,175,886